Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit for the period, net of tax	$ 11,343	$ 52,738	$ 7,410	$ (117,444)
Adjustments for:
Depreciation and amortization	2,903	3,617	6,901	2,540
Share-based payments expense	1,044	2,029	3,751	3,761
Income from share option forfeiture	(159)
Share of loss of equity-accounted associates	515	1,640	10,121
Expected credit losses	4,296	3,919
Property and equipment write-off		313	454
Impairment of intangible assets		241	547
Change in fair value of share warrant obligations and other financial instruments	(10,547)	(7,268)
Change in fair value of other investments	(564)
Change in fair value of share warrant obligations			(2,767)	(10,080)
Unwinding of discount on the put option liability	204	101	366
Receivables write-off	50
Interest income	(2,009)	(335)	(1,639)
Interest expense	22	77	116	91
Dividend income	(469)		(231)
Foreign exchange loss/(gain)	1,595	779	1,020	2,809
Income tax expense	1,074	2,092	3,760	1,127
Total cash flows from operations before changes in working capital	9,298	59,943	127,767	8,265
Changes in working capital:
Decrease in deferred platform commissions	11,485	11,093	21,851	(26,946)
Decrease in deferred revenue	(20,366)	(13,374)	(30,242)	127,899
Increase/(decrease) in trade and other receivables	2,393	(2,128)	(4,498)	(12,682)
Decrease in trade and other payables	(2,631)	(15,768)	2,282	9,600
Cash flows from (used in) operations	(9,119)	(20,177)	(10,607)	97,871
Income tax paid	(265)	(202)	(1,078)	(617)
Net cash flows (used in)/generated from operating activities	(86)	39,564	116,082	105,526
Investing activities
Acquisition of intangible assets	(20)	(107)
Acquisition of property and equipment	(211)	(516)	(994)	(1,099)
Acquisition of right of use	(169)
Acquisition of subsidiary net of cash acquired		(50,022)	(54,113)	(1,159)
Investments in equity accounted associates	(515)	(15,000)
Investments in equity accounted associates			(17,970)
Loans granted	(447)	(17,786)	(31,659)	(123)
Proceeds from repayment of loans	470	125	746
Acquisition of other investments	(53,640)
Proceeds from redemption of investments	35,546
Interest received	169			7
Dividends received	469
Net cash flows used in investing activities	(18,348)	(83,306)	(171,783)	(2,719)
Financing activities
Payments of lease liabilities	(765)	(1,438)	(2,013)	(2,132)
Proceeds from borrowings		165
Interest on lease	(22)	(77)	(115)	(90)
Repayment of borrowings				(49)
Dividends paid and distribution to shareholders				(160,366)
Net cash flows used in financing activities	(787)	(1,350)	(1,904)	(42,978)
Net (decrease)/increase in cash for the period	(19,221)	(45,092)
Cash at the beginning of the period	(86,774)	(142,802)	(142,802)
Effect of changes in exchange rates on cash held	1,028	1,367	1,577	(1,584)
Cash at the end of the period	$ 68,581	$ 99,077	$ (86,774)	$ (142,802)